Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Net Investment	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2013	$ 2,696,876				$ (45,765)	$ 2,651,111
Increase (Decrease) in Stockholders' Equity
Net income	216,672					216,672
Contributions	5,476					5,476
Distributions	(192,527)					(192,527)
Other comprehensive income, net of tax					(5,692)	(5,692)
Balance at Dec. 31, 2014	2,726,497				(51,457)	2,675,040
Increase (Decrease) in Stockholders' Equity
Net income	163,569					163,569
Contributions	2,153					2,153
Distributions	(113,053)					(113,053)
Other comprehensive income, net of tax					16,631	16,631
Balance at Sep. 30, 2015	2,779,166				(34,826)	2,744,340
Balance at Dec. 31, 2014	2,726,497				(51,457)	2,675,040
Increase (Decrease) in Stockholders' Equity
Net income	213,780					213,780
Contributions	12,151					12,151
Distributions	(164,228)					(164,228)
Other comprehensive income, net of tax					198	198
Balance at Dec. 31, 2015	2,788,200				(51,259)	2,736,941
Balance at Jun. 30, 2015					(45,367)
Increase (Decrease) in Stockholders' Equity
Net income						54,889
Other comprehensive income, net of tax						10,541
Balance at Sep. 30, 2015	2,779,166				(34,826)	2,744,340
Balance at Dec. 31, 2015	2,788,200				(51,259)	2,736,941
Increase (Decrease) in Stockholders' Equity
Net income | Subsequent to reorganization on April 1, 2016				$ 108,095		108,095
Net income | Prior to reorganization on April 1, 2016	65,531					65,531
Net income						173,626
Contributions			$ 61,992			61,992
Distributions | Subsequent to reorganization on April 1, 2016			(69,938)			(69,938)
Distributions | Prior to reorganization on April 1, 2016	(363,624)					(363,624)
Recapitalization of First Hawaiian, Inc.	$ (2,490,107)	$ 1,395	2,488,712
Cash dividends declared ($0.42 per share)				(57,891)		(57,891)
Equity-based awards			1,913			1,913
Other comprehensive income, net of tax					40,944	40,944
Balance at Sep. 30, 2016		1,395	2,482,679	50,204	(10,315)	2,523,963
Balance at Jun. 30, 2016					(5,227)
Increase (Decrease) in Stockholders' Equity
Net income						53,235
Other comprehensive income, net of tax						(5,088)
Balance at Sep. 30, 2016		$ 1,395	$ 2,482,679	$ 50,204	$ (10,315)	$ 2,523,963